INVESTMENT IN BIOCANCELL (Schedule of Investment) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 25, 2013 BioCancell Therapeutics, Inc. [Member] USD ($)	Apr. 25, 2013 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Apr. 25, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)		Dec. 31, 2011 Common Stock [Member] USD ($)		Dec. 31, 2012 Warrants [Member] USD ($)	Dec. 31, 2011 Warrants [Member] USD ($)	Dec. 31, 2012 Convertible Note [Member] USD ($)	Dec. 31, 2011 Convertible Note [Member] USD ($)	Jul. 31, 2008 Convertible Note [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell	$ 243	$ 3,033			$ 500	$ 83	$ 218	[1]	$ 265	[1]	$ 25	$ 88		$ 2,680	$ 2,000
Stock, price per share			$ 0.24	0.86
Number of shares held			347,609	347,609

[1]	The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.